Fair Value Measurements - Unobservable inputs used in determining fair value of embedded derivatives (Details) - Embedded derivatives	12 Months Ended
Dec. 31, 2017
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.70%
Minimum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	0.20%
Surrenders	3.00%
Partial surrenders	2.00%
Annuitizations	0.10%
Deaths	1.60%
Budgeted option costs	2.40%
Maximum
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	2.00%
Surrenders	23.00%
Partial surrenders	10.00%
Annuitizations	1.00%
Deaths	8.00%
Budgeted option costs	3.60%